COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended							12 Months Ended				0 Months Ended		0 Months Ended			12 Months Ended			0 Months Ended						1 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2006	Jan. 17, 2006 USD ($)	Sep. 21, 2005 USD ($)	Dec. 31, 2012 PSVs [Member] USD ($)	Dec. 31, 2012 PSVs [Member] North Sea [Member]	Dec. 31, 2012 PSVs [Member] Brazil [Member]	Dec. 31, 2012 Handy Size Small Product Tanker [Member] USD ($)	Dec. 31, 2012 Jumbo Dry Barges [Member]	Apr. 06, 2008 Three-year Bareboat Charter [Member]	Dec. 31, 2012 Three-year Bareboat Charter [Member] USD ($)	Apr. 06, 2008 Three-year Bareboat Charter [Member] Minimum [Member]	Apr. 06, 2008 Three-year Bareboat Charter [Member] Maximum [Member]	Apr. 06, 2008 One-year Bareboat Charter [Member]	Dec. 31, 2012 One-year Bareboat Charter [Member] USD ($)	Dec. 31, 2011 One-year Bareboat Charter [Member] USD ($)	Dec. 31, 2010 One-year Bareboat Charter [Member] USD ($)	Nov. 12, 2012 Three year River Barge [Member]	Dec. 31, 2012 Three year River Barge [Member] USD ($)	Dec. 31, 2012 Obras Terminales y Servicios S.A. [Member]	Dec. 31, 2012 Obras Terminales y Servicios S.A. [Member] Abadie Family [Member]	Dec. 31, 2012 Obras Terminales y Servicios S.A. [Member] Tres Fronteras Terminal [Member]	Dec. 31, 2012 Obras Terminales y Servicios S.A. [Member] UABL Terminals (Paraguay) S.A. [Member]	Mar. 22, 2010 PARAGUAY [Member] USD ($)	Mar. 22, 2010 PARAGUAY [Member] PYG	Dec. 31, 2010 PARAGUAY [Member] USD ($)	Dec. 31, 2011 PARAGUAY [Member] USD ($)	Dec. 31, 2009 ARGENTINA [Member] USD ($) T	Nov. 04, 2011 ARGENTINA [Member] USD ($)	Aug. 27, 2007 BOLIVIA [Member] USD ($)
Operating Loss Carryforwards [Line Items]
Taxes payable						$ 2,200,000
Number of years under examination				3 years
Number of matters under examination with no liability				2
Total number of matters under examination				3
Income tax examination, liability recorded	400,000				500,000
Amount of liability paid	400,000
Percentage of tax liability applied as fine (in hundredths)	100.00%			100.00%
Expense recorded from settlement with taxing authority																												1,294,000
Estimated import tax and fine																										2,000,000					900,000
Fines assessed per examination																										12,000	54,723,820
Income tax examination, possible loss																													3,000,000			5,800,000
Weight of Steel Plates (in tons)																														473
Import value of steel plates																														370,000
Offsetting tax credits																															300,000
Obras Terminales y Servicios S.A. [Abstract]
Ownership percentage of investments (in hundredths)	50.00%																					50.00%	50.00%	50.00%	50.00%
Indemnification to Sparrow under the investment agreement [Abstract]
Period for closing date for some indemnifications	16 months
Period in case of tax matter and other	6 years
Minimum indemnity obligations losses	10,000,000
Minimum indemnity obligations losses deductable	4,400,000
Maximum amount of indemnifiable losses	28,600,000
Contracts [Line Items]
Rent expense	849,000	1,119,000	1,048,000														1,536,000	1,557,000	4,940,000
Obligations under operating lease [Abstract]
2013	1,016,000												1,292,000
2014	917,000
2015	273,000
2016	68,000
2017	58,000
Total	2,332,000
Term of contract												3 years				1 year				3 years
Deadweight tonnage of vessel (in tons)												11,299				5,706
Extension of contract														35 months	37 months
Charters Out [Abstract]
Number of vessels								1	5	3	24
Operating Leases, Future Minimum Payments Receivable [Abstract]
2013							34,238,000			18,090,000											6,600,000
2014							22,503,000			5,412,000											13,200,000
2015							13,492,000														13,200,000
2016							5,742,000														6,600,000
Total							$ 75,975,000			$ 23,502,000